Reverse Recapitalization - Summary of fair value of Artisan's identifiable net assets acquired (Details)	Dec. 31, 2023 USD ($) shares $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Reverse Recapitalization [Line Items]
Cash and cash equivalent	$ 45,706,448	$ 146,660,195	$ 35,288,952	$ 14,489,880
Less: Fair value of consideration comprising:
Class of warrants received during the period | shares	1
Class A ordinary shares
Disclosure Of Reverse Recapitalization [Line Items]
Number of instruments or interests issued or issuable (in shares) | shares	14,523,244
Warrants
Less: Fair value of consideration comprising:
Number of warrants issued (in shares) | shares	100,000
Artisan
Disclosure Of Reverse Recapitalization [Line Items]
Fair value of Artisan’s identifiable net assets acquired comprising	$ 23,599,605
Prepayments	538,315
Cash and cash equivalent	30,363,822
Accrued expenses	(231,109)
Warrants Liabilities	(6,186,423)
Derivative financial liabilities	(885,000)
Less: Fair value of consideration comprising:
14,523,244 Company’s Class A ordinary shares	(113,146,206)
Share-based payment expense on listing	$ (89,546,601)
Artisan | Class A ordinary shares
Less: Fair value of consideration comprising:
Number of shares issued (in shares) | shares	6,000,000
Sale of stock price per share ($ per shares) | $ / shares	$ 10
Artisan | Redeemable Warrants
Less: Fair value of consideration comprising:
Number of warrants issued (in shares) | shares	1,500,000
FPA Investors | Reverse Recapitalization
Less: Fair value of consideration comprising:
Sale of stock price per share ($ per shares) | $ / shares	$ 585,000
FPA Investors | Class A ordinary shares
Less: Fair value of consideration comprising:
Shares issued upon conversion (in shares) | shares	400,000
FPA Investors | Warrants | Warrants
Less: Fair value of consideration comprising:
Number of warrant issued upon conversion (in shares) | shares	100,000